Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	May 31, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.18%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%